ASSETS HELD FOR SALE - Summary Of Major Classes Of Assets Held For Sale (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	$ 21,777	$ 0
Property and equipment, net
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	19,922
Operating lease right-of-use assets
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	672
Cash and cash equivalents
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	234
Others
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	$ 949